Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
REVENUE:
Revenue from contract with customer	$ 32	$ 571	$ 52	$ 1,207
Cost of revenue	160	1,911	423	4,172
Gross loss	(128)	(1,340)	(371)	(2,965)
OPERATING EXPENSES:
Research and development	3,838	5,897	8,370	15,339
Sales and marketing	67	2,604	408	8,872
General and administrative	4,223	6,345	9,838	14,899
Total operating expenses	8,128	14,846	18,616	39,110
LOSS FROM OPERATIONS	(8,256)	(16,186)	(18,987)	(42,075)
OTHER INCOME (EXPENSE):
Change in fair value of convertible note and warrant liabilities	(15)	(116)	(13)	(926)
Interest income and other	228	301	423	578
Interest expense and other	56	(11)	373	165
Total other income (expense), net	269	174	783	(183)
Loss before income tax expense	(7,987)	(16,012)	(18,204)	(42,258)
Provision for income tax expense	0	19	2	38
Net loss	$ (7,987)	$ (16,031)	$ (18,206)	$ (42,296)
PER SHARE DATA
Net loss per share (basic and diluted) (in dollars per share)	$ (1.16)	$ (2.74)	$ (2.8)	$ (7.51)
Weighted average shares outstanding (basic and diluted) (in shares)	6,874,454	5,855,866	6,499,089	5,632,091
COMPREHENSIVE LOSS:
Net loss	$ (7,987)	$ (16,031)	$ (18,206)	$ (42,296)
Change in net unrealized gain (loss) on available-for-sale securities, net of tax	(4)	420	(18)	910
Change in fair value due to instrument-specific credit risk, net of tax	0	0	0	(21)
Comprehensive loss	(7,991)	(15,611)	(18,224)	(41,407)
Prototype Sales [Member]
REVENUE:
Revenue from contract with customer	6	245	26	370
Development Contracts [Member]
REVENUE:
Revenue from contract with customer	$ 26	$ 326	$ 26	$ 837